Related parties	12 Months Ended
Dec. 31, 2020
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 31 Related parties

UBS defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Group Executive Board (GEB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the BoD and all GEB members is included in the table below.

Remuneration of key management personnel
USD million, except where indicated	31.12.20	31.12.19	31.12.18
Base salaries and other cash payments[1]	33	32	27
Incentive awards – cash[2]	18	14	15
Annual incentive award under DCCP	27	21	22
Employer’s contributions to retirement benefit plans	3	3	3
Benefits in kind, fringe benefits (at market value)	1	1	2
Equity-based compensation[3]	47	37	40
Total	129	108	109
Total (CHF million)[4]	121	107	107
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Compensation expense is based on the share price on grant date taking into account performance conditions. Refer to Note 27 for more information. For GEB members, equity-based compensation for 2020 and 2019 was entirely composed of LTIP awards and equity-based compensation for 2018 was entirely composed of EOP awards. For the Chairman of the BoD the equity-based compensation for 2020, 2019 and 2018 was entirely composed of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2020: USD / CHF 0.94; 2019: USD / CHF 0.99; 2018: USD / CHF 0.98).

The independent members of the BoD do not have employment or service contracts with UBS, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to USD 7.0 million (CHF 6.6 million) in 2020, USD 7.3 million (CHF 7.3 million) in 2019 and USD 7.6 million (CHF 7.4 million) in 2018.

b) Equity holdings of key management personnel

Equity holdings of key management personnel[1]
	31.12.20	31.12.19
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	5,288,317	6,887,826
1 No options were held in 2020 and 2019 by non-independent menbers of the BoD and any GEB member or any of its related parties. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, no shares were held by close family members of key management personnel on 31 December 2020 and 31 December 2019. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2020 and 31 December 2019. As of 31 December 2020, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and GEB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectability nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2020	2019
Balance at the beginning of the year	33	34
Additions	14	9
Reductions	(8)	(11)
Balance at the end of the year[2]	38	33
Balance at the end of the year (CHF million)[2,3]	34	32
1 All loans are secured loans. 2 There were no unused uncommitted credit facilities as of 31 December 2020 and 31 December 2019. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

d) Other related-party transactions with entities controlled by key management personnel

In 2020 and 2019, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2020, 31 December 2019 and 31 December 2018, there were no outstanding balances related to such transactions. Furthermore, in 2020 and 2019, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2020 and 2019, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
USD million	2020	2019
Carrying amount at the beginning of the year	982	829
Additions	527	145
Reductions	(1,001)	(5)
Foreign currency translation	123	13
Carrying amount at the end of the year	630	982
of which: unsecured loans and receivables	621	971

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.20	31.12.19
Payments to associates and joint ventures for goods and services received	139	124
Fees received for services provided to associates and joint ventures	128	1
Liabilities to associates and joint ventures	91	101
Commitments and contingent liabilities to associates and joint ventures	9	1,598

Refer to Note 28 for an overview of investments in associates and joint ventures

UBS AG
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 31 Related parties

UBS AG defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS AG employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Executive Board (EB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the BoD and all EB members is included in the table below.

Remuneration of key management personnel
USD million, except where indicated	31.12.20	31.12.19	31.12.18
Base salaries and other cash payments[1]	31	30	25
Incentive awards – cash[2]	17	13	14
Annual incentive award under DCCP	26	20	21
Employer’s contributions to retirement benefit plans	2	2	3
Benefits in kind, fringe benefits (at market value)	1	1	2
Equity-based compensation[3]	45	34	38
Total	122	101	102
Total (CHF million)[4]	115	101	100
1 May include role-based allowances in line with market practice and regulatory requirements. 2 The cash portion may also include blocked shares in line with regulatory requirements. 3 Compensation expense is based on the share price on grant date taking into account performance conditions. Refer to Note 27 for more information. For EB members, equity-based compensation for 2020 and 2019 was entirely composed of LTIP awards and equity-based compensation for 2018 was entirely composed of EOP awards. For the Chairman of the BoD, the equity-based compensation for 2020, 2019 and 2018 was entirely composed of UBS shares. 4 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the applicable performance award currency exchange rates (2020: USD / CHF 0.94; 2019: USD / CHF 0.99; 2018: USD / CHF 0.98)

The independent members of the BoD do not have employment or service contracts with UBS AG, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to USD 7.0 million (CHF 6.6 million) in 2020, USD 7.3 million (CHF 7.3 million) in 2019 and USD 7.6 million (CHF 7.4 million) in 2018.

b) Equity holdings of key management personnel

Equity holdings of key management personnel[1]
	31.12.20	31.12.19
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	4,956,640	6,609,848
1 No options were held in 2020 and 2019 by non-independent menbers of the BoD and any GEB member or any of its related parties. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, no shares were held by close family members of key management personnel on 31 December 2020 and 31 December 2019. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2020 and 31 December 2019. As of 31 December 2020, no member of the BoD or EB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and EB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectability nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
USD million, except where indicated	2020	2019
Balance at the beginning of the year	23	28
Additions	13	6
Reductions	(5)	(11)
Balance at the end of the year[2]	31	23
Balance at the end of the year (CHF million)[2,3]	28	22
1 All loans are secured loans. 2 There were no unused uncommitted credit facilities as of 31 December 2020 and 31 December 2019. 3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

d) Other related-party transactions with entities controlled by key management personnel

In 2020 and 2019, UBS AG did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS AG’s key management personnel or their close family members and as of 31 December 2020, 31 December 2019 and 31 December 2018, there were no outstanding balances related to such transactions. Furthermore, in 2020 and 2019, entities controlled by key management personnel did not sell any goods or provide any services to UBS AG, and therefore did not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2020 and 2019, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
USD million	2020	2019
Carrying amount at the beginning of the year	982	829
Additions	527	145
Reductions	(1,001)	(5)
Foreign currency translation	123	13
Carrying amount at the end of the year	630	982
of which: unsecured loans and receivables	621	971

Other transactions with associates and joint ventures
	As of or for the year ended
USD million	31.12.20	31.12.19
Payments to associates and joint ventures for goods and services received	139	124
Fees received for services provided to associates and joint ventures	128	1
Liabilities to associates and joint ventures	91	101
Commitments and contingent liabilities to associates and joint ventures	9	1,598

Refer to Note 28 for an overview of investments in associates and joint ventures

f) Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG

USD million	31.12.20	31.12.19
Receivables
Loans and advances to customers	1,470	1,255
Financial assets at fair value held for trading	76	180
Other financial assets measured at amortized cost	38	60
Payables
Customer deposits	3,324	2,314
Funding from UBS Group AG and its subsidiaries	53,979	47,866
Other financial liabilities measured at amortized cost	1,820	1,829
Other financial liabilities designated at fair value[1]	1,375	217
1 Represents funding recognized from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 19b for more information.